Lease Liabilities (Details) - Schedule of lease liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of lease liabilities [Abstract]
Balance at the beginning of the period / year	$ 89,781,180	$ 89,781,180	$ 87,511,733
Rent waiver			(6,126,800)
Interest charged during the period / year	5,199,006		11,774,031
Repayment during the period / year	(3,056,444)	$ (9,305,777)	(3,377,784)		$ (2,313,323)	$ (2,267,964)	$ (2,223,494)
Balance at the end of the period / year	91,923,742		89,781,180	$ 87,511,733
Current	9,872,066		8,976,452
Non-Current	$ 82,051,676		$ 80,804,728